Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Schedule of Restricted Stock Award Activity
A summary of activity during 2012 related to NewMarket’s restricted stock award is presented below in whole shares:

	Number of Shares	Weighted Average Grant-Date Fair Value
Nonvested restricted stock awards at January 1, 2012	0	$0.00
Granted in 2012	12,350	246.93
Vested in 2012	410	246.93
Forfeited in 2012	0	0.00
Nonvested restricted stock awards at December 31, 2012	11,940	246.93